Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2024
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of analysis of single amount of discontinued operations
Results of discontinued operation

	2024	2023	2022
Revenue	$97	$13,462	$262,597
Direct costs	(39)	(7,357)	(134,661)
Gross profit	58	6,105	127,936
Other income and other net gains/(losses)	46	290	(25)
Selling and distribution expenses	—	(632)	(8,563)
Research and development expenses	—	(1,189)	(9,530)
Restructuring costs	—	—	(30,379)
Administrative and other operating expenses	(82)	(12,946)	(36,722)
Profit/(loss) from operating activities	22	(8,372)	42,717
Other finance costs	—	(122)	(203)
Profit/(loss) from discontinued operation before taxation	22	(8,494)	42,514
Income tax credit/(expense)	—	117	(7,392)
Profit/(loss) from discontinued operation, net of tax	$22	$(8,377)	$35,122

Earnings/(loss) per share
Basic	—	(0.74)	6.93
Diluted	—	(0.74)	6.93

	2024	2023	2022
External revenue by product line
Prevention and Diagnostics - discontinued operation	$97	$13,462	$262,597

	2024	2023	2022
External revenue by timing of revenue
Goods transferred at a point in time	$—	$1,415	$29,427
Services transferred at a point in time	97	12,047	233,170
	$97	$13,462	$262,597
Geographical information

	2024	2023	2022
Hong Kong	$97	$12,916	$197,770
United Kingdom	—	546	64,827
	$97	$13,462	$262,597
Other income and other net gains/(losses)

	2024	2023	2022
Bank interest income	$—	$19	$—
Net foreign exchange gains/(losses)	1	(25)	(26)
Sundry income	45	296	1
	$46	$290	$(25)
Other finance costs

	2024	2023	2022
Interest expenses on lease liabilities (notes 13(a) and 25(b))	$—	$122	$203
(d)Staff costs

	2024	2023	2022
Salaries, wages and other benefits	$—	$9,122	$88,586
Contributions to defined contribution retirement plan	—	—	493
Equity-settled share-based payment expenses	—	—	5,425
	$—	$9,122	$94,504
Represented by:
Direct costs	$—	$2,058	$63,364
Selling and distribution expenses	—	—	188
Research and development expenses	—	—	7,767
Administrative and other operating expenses	—	7,064	23,185
Total staff costs	$—	$9,122	$94,504
(e)Restructuring costs

	2024	2023	2022
Impairment of intangible assets (note 14)	$—	$—	$19,110
Impairment of goodwill (note 12)	—	—	3,272
Impairment losses on property, plant and equipment (note 13)	—	—	4,448
Write-off of prepayment	—	—	3,549
	$—	$—	$30,379
(f)Other items

	2024	2023	2022
Cost of inventories (note 17)	$38	$2,761	$50,312
Depreciation of (note 13)
- property, plant and equipment	—	98	2,831
- right-of-use assets	—	1,025	1,137
Amortization of intangible assets (note 14)	—	—	1,498
Write-off on property, plant and equipment	—	—	268
Auditor’s remuneration	—	77	121
Freight and delivery charges	—	381	7,102
Total depreciation and amortization charges represented by:
Direct costs	$—	$—	$1,390
Research and development expenses	—	405	209
Administrative and other operating expenses	—	718	3,867
Total depreciation and amortization charges	$—	$1,123	$5,466
Cash flows from/(used in) discontinued operation

	2024	2023	2022
Net cash from/(used in) operating activities	$80	$(901)	$88,325
Net cash from/(used in) investing activities	—	119	(4,676)
Net cash used in financing activities	—	(1,184)	(343)
Net cash inflows/(outflows) for the year	$80	$(1,966)	$83,306